Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2018
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Costs of Services and General Administrative Costs
	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m
Costs of services	6,218.7	6,282.3	12,629.0
General and administrative costs	432.1	643.7	1,267.0
	6,650.8	6,926.0	13,896.0

Costs of services and general and administrative costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m
Staff costs	4,032.6	4,177.0	8,319.0
Establishment costs	433.7	443.9	888.6
Media pass-through costs	740.9	701.6	1,429.4
Data collection pass-through costs	286.6	314.2	646.4
Other costs of services and general and administrative costs[2]	1,157.0	1,289.3	2,612.6
	6,650.8	6,926.0	13,896.0

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]

Other costs of services and general and administrative costs include £316.3 million (period ended 30 June 2017: £258.5 million; year ended 31 December 2017: £558.8 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Wages and salaries	2,805.4	2,919.1	5,832.3
Cash-based incentive plans	74.1	53.8	219.2
Share-based incentive plans	41.6	50.6	105.0
Social security costs	367.7	370.2	720.3
Pension costs	93.1	97.2	192.0
Severance	16.8	34.5	39.5
Other staff costs	633.9	651.6	1,210.7
	4,032.6	4,177.0	8,319.0

Other costs of services and general and administrative costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	84.0	97.8	195.1
Goodwill impairment	—	—	27.1
Gains on disposal of investments and subsidiaries	(189.9)	(5.9)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)	0.2	0.3
Investment write-downs	1.5	—	95.9
Restructuring costs	45.5	19.2	56.8